Operating expenses (Tables)	12 Months Ended
Oct. 31, 2020
Disclosure Of Operating Expenses [Abstract]
Disclosure of detailed information about components of general and administrative expenses [Table Text Block]
	2020	2019	2018
General and administrative	$49,702	$56,720	$63,936
Rent and occupancy	37,153	64,647	70,674
Office insurance	2,024	26,812	117,615
Investor relations, listing and filing fees	49,537	49,029	53,113
Loss on settlement of accounts payable	15,591	—	—
	$154,007	$197,208	$305,338

Disclosure of detailed information about components of professional, other fees and salaries [Table Text Block]
	2020	2019	2018
Professional fees	$148,926	$157,354	$165,685
Consulting fees	138,123	53,845	316,815
Salaries and benefits	175,075	230,782	264,780
	$462,124	$441,981	$747,280